Share-based payment obligation (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Oct. 14, 2021	Jul. 01, 2021 USD ($)	Jul. 14, 2020 USD ($)	Mar. 09, 2020 USD ($)	Jul. 10, 2019 $ / shares	Mar. 31, 2023	Dec. 31, 2023 USD ($) Option	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares					$ 0
LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares					$ 0
Percentage of shares awarded in the event of initial public offering					66.70%
Percentage of shares not automatically awarded in event of initial public offering, subject to performance conditions					33.30%
Share options subject to performance conditions, annual vesting percentage if target achieved	50.00%
Percentage of outstanding options converted to shares	66.70%						33.30%
Fair value of options granted, at grant date		$ 3.7	$ 0.7	$ 2.2
Number of share options expired | Option							0
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected charge over remaining term of outstanding share options								$ 16.0
Fair value of options granted, at grant date							$ 49.9
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date							8.2
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date							$ 22.7
5% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options subject to performance conditions, annual vesting percentage if target achieved					50.00%
Measurement period for share-based payment arrangement					12 months
Adjusted EBITDA growth and adjusted funds from operations percentage					5.00%
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options subject to performance conditions, annual vesting percentage if target achieved					50.00%
Measurement period for share-based payment arrangement					12 months
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted EBITDA growth and adjusted funds from operations percentage					5.00%
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted EBITDA growth and adjusted funds from operations percentage					10.00%
Forecast | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options subject to performance conditions, annual vesting percentage if target achieved						50.00%